8. CRC Transferred to the Parana State Government	12 Months Ended
Dec. 31, 2018
Crc Transferred To Parana State Government
CRC Transferred to the Parana State Government

By means of a fourth amendment dated January 21, 2005, the Company renegotiated with the State of Paraná the outstanding CRC (Account for Compensation of Income and Losses) balance as of December 31, 2004, in the amount of R$ 1,197,404. This receivable is to be paid by the State of Paraná in 244 installments under the Price amortization system, adjusted according to the IGP-DI inflation index plus interest of 6.65% p.a., which are received monthly, with the first installment due on January 30, 2005 and the others due in subsequent and consecutive months.

The Paraná State Government requested the Novation of the Adjustment Term of CRC, which was approved by the Company’s Board of Directors on June 16, 2016, subject to the consent of the Ministry of Finance of the following: (i) no principal and interest payments in the period from April to December 2016, and (ii) no payment of principal and monthly payments of interest from January to December 2017. The other clauses were maintained, including the maintenance of the current restatement and interest indexes, thus not affecting the global net present value of the referred agreement.

The Company’s Management and the State of Paraná formalized on October 31, 2017 the fifth amendment.

The State of Paraná complied with the agreed terms and made the payments of the monthly interest until December 2017. With the end of the grace period, the State of Paraná has strictly complied with the payments under the agreed terms, there remaining 76 monthly installments to be paid.

8.1	Changes in CRC

Balance as of		Monetary		Balance as of		Monetary		Balance as of
January 1, 2017	Interest	variations	Amortizations	December 31, 2017	Interest	variations	Amortizations	December 31, 2018
1,522,735	97,085	(6,373)	(97,085)	1,516,362	93,009	95,788	(260,117)	1,445,042
Current				167,109				190,876
Noncurrent				1,349,253				1,254,166

8.2	Maturity of non-current installments

2020	203,570
2021	217,108
2022	231,547
2023	246,946
2024	263,369
After 2024	91,626
1,254,166